24. OTHER OPERATING INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income	R$ 4,036,043	R$ 824,286	R$ 663,509
Other operating expenses	(1,330,706)	(646,944)	(1,076,730)
Other operating income (expenses), net	2,705,337	177,342	(413,221)
Taxes and fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(26,197)	(136,348)	(88,249)
Write-off / (Provision) of judicial deposits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(54,330)	(38,258)	(64,886)
Expenses with environmental liabilities, net
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(60,311)	(7,156)	(5,023)
Expenses from tax, social security, labor, civil and environmental law suits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(59,219)	(95,744)
Contractual fines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(104,086)
Depreciation of unused equipment and amortization of intangible assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(97,914)	(44,570)	(43,681)
Write off of PP&E and Intangible assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(27,260)	(28,127)	(88,339)
Losses /reversals estimated in inventories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(149,704)	(12,903)	(29,316)
Losses on spare parts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(2,872)
Studies and project engineering expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(33,738)	(32,956)	(31,156)
Research and development expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(2,688)	(3,944)		R$ (2,269)
Advisory expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(508)	(3,419)	(20,865)
Healthcare plan expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(108,369)	(97,837)	(80,489)
Provisions/(Provision) for industrial restructuring
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(17,490)	5,807	96,390
Hedge cash flow realized
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(370,191)	(92,140)	(77,444)
Impairment of fair value of Transnordestina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses			(387,989)
Other expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	(218,701)	(56,477)	(85,256)
Indemnities/gains on lawsuits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income	46,256	6,106	26,871
Rentals and leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income	5,430	1,841	1,483
Dividends received
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income	9,188	3,248	567
Extemporaneous PIS/COFINS credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income	1,102,365		203,504
Contractual fines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income	3,965	2,970	2,501
Gain on business combination
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income			66,496
Actuarial pension plan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income	20,983	36,952	48,790
Updated shares - VJR
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income	1,655,813
Gain on sale of LLC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income	1,164,294
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income	R$ 27,749	18,018	61,274
Gain on sales of assets held for sale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income		R$ 755,151	R$ 252,023